Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	$ 64,479
Geology
Balance at the end of the year	38,633	$ 64,479
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,719
Balance at the end of the year	1,796	1,719
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	431
Balance at the end of the year	463	431
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	64
Balance at the end of the year	81	64
Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	116
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	27
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	8
Balance at the end of the year		8
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	62,257
Balance at the end of the year	36,150	62,257
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	602	534
Acquisition costs - cash	118	68
Balance at the end of the year	720	602
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	288	278
Acquisition costs - cash	10	10
Balance at the end of the year	298	288
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	222	214
Acquisition costs - cash	8	8
Balance at the end of the year	230	222
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42
Acquisition costs - cash		42
Balance at the end of the year	42	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	83
Balance at the end of the year	83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	14
Balance at the end of the year	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	8	6
Acquisition costs - cash	3	2
Balance at the end of the year	11	8
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	36
Acquisition costs - cash		6
Balance at the end of the year	42	42
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	63,877	602
Administration	14	491
Corporate social responsibility	3	60
Property maintenance	31	22
Drilling expenses	261	4,489
Environment, health & safety	8	135
Geology	200	739
Geophysics	39	854
Camp operations		2,943
Helicopter charter aircraft	(21)	4,138
Infrastructure	11	31
Write-off	(26,510)
Technical studies		15
Increase in exploration and evaluation assets	(25,964)	13,917
Balance at the end of the year	37,913	63,877
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,431	1,138
Administration	1	2
Corporate social responsibility	2	1
Property maintenance	7	2
Drilling expenses	32	219
Environment, health & safety
Geology	24	40
Geophysics	1	29
Camp operations
Helicopter charter aircraft
Infrastructure
Write-off
Technical studies
Increase in exploration and evaluation assets	24	293
Balance at the end of the year	233	1,431
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	209	187
Administration	1	2
Corporate social responsibility	1	1
Property maintenance	7	2
Drilling expenses
Environment, health & safety
Geology	14	17
Geophysics	1
Camp operations
Helicopter charter aircraft
Infrastructure
Write-off
Technical studies
Increase in exploration and evaluation assets	24	22
Balance at the end of the year	233	209
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	22
Administration		1
Corporate social responsibility
Property maintenance
Drilling expenses	12
Environment, health & safety
Geology	1	20
Geophysics	4	1
Camp operations
Helicopter charter aircraft
Infrastructure
Write-off
Technical studies
Increase in exploration and evaluation assets	17	22
Balance at the end of the year	39	22
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Administration
Corporate social responsibility
Property maintenance
Drilling expenses
Environment, health & safety	15
Geology
Geophysics	15
Camp operations	3
Helicopter charter aircraft
Infrastructure
Write-off
Increase in exploration and evaluation assets	33
Balance at the end of the year	33
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling expenses
Environment, health & safety	5
Geology
Geophysics	6
Helicopter charter aircraft
Infrastructure
Write-off
Increase in exploration and evaluation assets	13
Balance at the end of the year	13
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Property maintenance
Drilling expenses
Environment, health & safety
Geology
Geophysics
Camp operations
Helicopter charter aircraft
Infrastructure
Write-off
Technical studies
Increase in exploration and evaluation assets	(11)
Balance at the end of the year	(11)
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	62,215	42
Administration	12	486
Corporate social responsibility		58
Property maintenance	17	18
Drilling expenses	197	4,270
Environment, health & safety	8	135
Geology	140	662
Geophysics	28	824
Camp operations		2,943
Helicopter charter aircraft	(21)	4,138
Infrastructure	11	31
Write-off	(26,499)
Technical studies		15
Increase in exploration and evaluation assets	(26,107)	13,580
Balance at the end of the year	$ 36,108	$ 62,215